Income Taxes - Components of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.K.	$ (9)	$ 4	$ (1)
Non-U.K.	(96)	(97)	(19)
Loss before income taxes	$ (105)	$ (93)	$ (20)